SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting (Details)	6 Months Ended
Jun. 30, 2026 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segment	1
Number of reportable segments	1